Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 367,674	$ 391,530
Restricted cash	112,504	578,311
Trade accounts receivable, net	84,897	25,204
Due from related parties (Note 4)	28,970	20,939
Financial instruments (Note 9)	1,276	1,538
Vessel held for sale	20,200	0
Other current assets	96,164	47,588
Total current assets	711,685	1,065,110
FIXED ASSETS, NET:
Vessels and rigs under construction and acquisitions (Note 5)	1,889,230	2,072,699
Vessels, net (Note 6)	1,863,092	1,917,966
Drilling rigs, net (Note 6)	2,969,074	1,249,333
Total fixed assets, net	6,721,396	5,239,998
OTHER NON-CURRENT ASSETS:
Restricted cash	328,209	195,517
Intangible assets, net	9,784	10,506
Above market acquired time charter	468	1,170
Other non-current assets (Note 7)	95,934	472,193
Total other non-current assets	434,395	679,386
Total assets	7,867,476	6,984,494
CURRENT LIABILITIES:
Current portion of long-term debt (Note 8)	429,957	731,232
Accounts payable and other current liabilities	52,459	14,009
Due to related parties (Note 4)	903	0
Accrued liabilities	89,303	67,554
Deferred revenue	91,444	49,937
Financial instruments (Note 9)	63,837	72,703
Total current liabilities	727,903	935,435
NON-CURRENT LIABILITIES:
Below- market acquired time charter	0	854
Long-term debt, net of current portion (Note 8)	3,158,115	1,988,460
Financial instruments (Note 9)	144,092	159,376
Other non-current liabilities	1,189	840
Total non-current liabilities	3,303,396	2,149,530
COMMITMENTS AND CONTINGENCIES (Note12)
STOCKHOLDERS EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized; 100,000,000 shares designated as Series A Convertible Preferred Stock at December 31,2010 and June 30,2011; 52,238,806 and 31,923,010 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2010 and June 30, 2011, respectively (Note 10)	319	522
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2010 and June 30, 2011; 369,649,777 and 399,151,483 shares issued and outstanding at December 31, 2010 and June 30, 2011, respectively	3,991	3,696
Accumulated other comprehensive loss	(33,503)	(38,754)
Additional paid-in capital	3,081,993	3,062,444
Retained earnings	243,091	335,345
Total Dryships Inc. stockholders' equity	3,295,891	3,363,253
Non controlling interests	540,286	536,276
Total equity	3,836,177	3,899,529
Total liabilities and stockholders' equity	$ 7,867,476	$ 6,984,494